INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Provision for Federal Income Tax
	December 31, 2014	December 31, 2013

Federal income tax benefit attributable to:
Current operations	$48,382	$71,879
Less: valuation allowance	(48,382)	(71,879)
Net provision for Federal income taxes	$—	$—

Net Deferred Tax Amount
	December 31, 2014	December 31, 2013

Deferred tax asset attributable to:
Net operating loss carry over	$120,261	$71,879
Less: valuation allowance	(120,261)	(71,879)
Net deferred tax asset	$—	$—